Employee benefit plans - Changes in Other Comprehensive Income (Loss) (Details) $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($)
Pensions | United States
Defined Benefit Plan Disclosure [Line Items]
Net loss (gain) arising during period	$ 1
Recognition of prior years’ net (loss) gain	(9)
Recognition of prior years’ service credit	0
Total recognized in other comprehensive (income) loss (before tax effects)	(8)
Pensions | Foreign
Defined Benefit Plan Disclosure [Line Items]
Net loss (gain) arising during period	113
Recognition of prior years’ net (loss) gain	15
Recognition of prior years’ service credit	0
Foreign exchange adjustment	1
Total recognized in other comprehensive (income) loss (before tax effects)	129
Healthcare Benefits | United States
Defined Benefit Plan Disclosure [Line Items]
Net loss (gain) arising during period	(8)
Recognition of prior years’ net (loss) gain	5
Recognition of prior years’ service credit	7
Total recognized in other comprehensive (income) loss (before tax effects)	4
Healthcare Benefits | Foreign
Defined Benefit Plan Disclosure [Line Items]
Net loss (gain) arising during period	1
Recognition of prior years’ net (loss) gain	0
Recognition of prior years’ service credit	0
Foreign exchange adjustment	0
Total recognized in other comprehensive (income) loss (before tax effects)	$ 1